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VIA EDGAR

August 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re :   Consulting Group Capital Markets Funds
       (the "Trust")
       File Nos. 033-40823; 811-6318

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Multi-Strategy Market Neutral Investments portfolio of the Trust does not differ from that contained in Post-Effective Amendment No. 34 filed on July 29, 2002, which became effective on July 29, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/Barbara Allen
Barbara Allen
Assistant Secretary